LEASE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Operating lease expenses		¥ 8,455	¥ 5,432
Operating lease expenses	¥ 20,139
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Original term of the lease	5 years
Remaining lease term	3 years
Extension term of the lease	5 years
Termination term of the lease	1 year